Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Numerator:
Net loss attributable to Aptorum Group Limited			$ (4,267,806)		$ (2,824,647)		$ (9,799,560)
Weighted average shares outstanding(1)
–Basic	7,132,512	5,400,840	5,453,103	[1]	4,521,133	[1]	3,569,484	[1]
–Diluted	7,132,512	5,400,840	5,453,103	[1]	4,521,133	[1]	3,569,484	[1]
Net loss per share attributable to Aptorum Group Limited(1)
–Basic	$ (0.15)	$ (0.62)	$ (0.78)	[1]	$ (0.62)	[1]	$ (2.75)	[1]
–Diluted	$ (0.15)	$ (0.62)	$ (0.78)	[1]	$ (0.62)	[1]	$ (2.75)	[1]

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.